S000093934 [Member] Investment Objectives and Goals - AB International Growth ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB International Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.